STOCK COMPENSATION (Tables)	3 Months Ended
Sep. 30, 2013
Disclosure Of Stock Compensation Related Costs Share Based Payments [Abstract]
Schedule of Stock-based Compensation, Restricted Shares

Number of Shares

Granted but not issued at June 30, 2013	338,368

Issued during quarter ended September 30, 2013	-
Granted during quarter ended September 30, 2013	170,632

Granted but not issued at September 30, 2013	509,000